AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 95.7%
Communication Services - 7.3%
Tencent Holdings, Ltd. (China)	62,340	$5,554,700
Tencent Music Entertainment Group, ADR (China)*	424,959	11,303,909
The Walt Disney Co. (United States)*	15,868	2,668,522

Total Communication Services		19,527,131
Consumer Discretionary - 38.6%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	38,231	9,704,175
Booking Holdings, Inc. (United States)*	667	1,296,868
Eicher Motors, Ltd. (India)	112,080	4,205,827
Haidilao International Holding, Ltd. (China)[1,2]	263,000	2,208,205
Hermes International (France)	2,262	2,308,002
Huazhu Group, Ltd., ADR (China)[2]	143,909	6,979,586
Jubilant Foodworks, Ltd. (India)	143,688	5,090,980
LVMH Moet Hennessy Louis Vuitton SE (France)	6,826	4,126,969
MakeMyTrip, Ltd. (India)*,2	243,998	6,961,263
Maruti Suzuki India, Ltd. (India)	24,225	2,387,789
Moncler SpA (Italy)*	89,333	5,034,110
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	12,503	2,094,252
NIKE, Inc., Class B (United States)	19,389	2,590,177
Sands China, Ltd. (Macau)*	4,159,000	16,516,824
Starbucks Corp. (United States)	21,376	2,069,411
TAL Education Group, ADR (China)*	45,180	3,473,438
Titan Co., Ltd. (India)	164,630	3,198,213
Trip.com Group, Ltd., ADR (China)*	393,792	12,534,399
Yum China Holdings, Inc. (China)	182,488	10,348,894

Total Consumer Discretionary		103,129,382
Consumer Staples - 5.2%
The Estee Lauder Cos., Inc., Class A (United States)	6,110	1,445,932
Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	20,700	629,666
LG Household & Health Care, Ltd. (South Korea)	3,542	4,930,686
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	1,163,270	3,312,360
Wuliangye Yibin Co., Ltd., Class A (China)	82,103	3,687,934

Total Consumer Staples		14,006,578
Financials - 19.9%
AIA Group, Ltd. (Hong Kong)	839,300	10,119,234
China International Capital Corp., Ltd., Class H (China)*,1	1,847,000	4,815,492
Credicorp, Ltd. (Peru)	37,438	5,628,055
East Money Information Co., Ltd., Class A (China)	266,000	1,443,284
	Shares	Value

Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)*	1,125,204	$5,604,338
HDFC Bank, Ltd., ADR (India)*	154,583	11,145,434
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	48,950	3,129,482
Kotak Mahindra (India)*	380,486	8,912,988
Ping An Insurance Group Co. of China, Ltd., Class H (China)	196,750	2,317,279

Total Financials		53,115,586
Health Care - 9.8%
Alibaba Health Information Technology, Ltd. (Hong Kong)*	883,602	2,754,696
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	1,301,883	4,992,332
CSPC Pharmaceutical Group, Ltd. (China)	2,123,600	2,158,848
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	155,584	2,489,760
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)*	2,246,348	4,926,314
Novo Nordisk A/S, Class B (Denmark)	58,724	4,091,197
Ping An Healthcare and Technology Co., Ltd. (China)*,1,2	276,910	3,426,101
Wuxi Biologics Cayman, Inc. (China)*,1	105,000	1,470,202

Total Health Care		26,309,450
Information Technology - 12.6%
Infineon Technologies AG (Germany)	322,935	12,937,940
Kingsoft Corp., Ltd. (China)[2]	236,000	1,819,226
Mastercard, Inc., Class A (United States)	5,435	1,719,036
OneConnect Financial Technology Co., Ltd., ADR (China)*,2	47,648	977,737
QUALCOMM, Inc. (United States)	91,974	14,373,697
SK Hynix, Inc. (South Korea)	17,700	1,932,495

Total Information Technology		33,760,131
Materials - 2.3%
Asian Paints, Ltd. (India)	160,948	5,302,989
Chr Hansen Holding A/S (Denmark)*	7,773	703,216

Total Materials		6,006,205

Total Common Stocks (Cost $191,606,738)		255,854,463

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 0.4%
Joint Repurchase Agreements - 0.4%[3]
Citigroup Global Markets, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $967,568 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 8.500%, 02/01/23 - 01/01/59, totaling $986,914)	$967,563	$967,563

Total Short-Term Investments (Cost $967,563)		967,563
Value

Total Investments - 96.1% (Cost $192,574,301)	$256,822,026
Other Assets, less Liabilities - 3.9%	10,551,579
Net Assets - 100.0%	$267,373,605

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $11,920,000 or 4.5% of net assets.
[2]	Some of these securities, amounting to $12,031,115 or 4.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$58,052,463	$45,076,919	—	$103,129,382
Financials	22,377,827	30,737,759	—	53,115,586
Information Technology	17,070,470	16,689,661	—	33,760,131
Health Care	—	26,309,450	—	26,309,450
Communication Services	13,972,431	5,554,700	—	19,527,131
Consumer Staples	4,758,292	9,248,286	—	14,006,578
Materials	—	6,006,205	—	6,006,205
Short-Term Investments
Joint Repurchase Agreements	—	967,563	—	967,563
Total Investments in Securities	$116,231,483	$140,590,543	—	$256,822,026

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at January 31, 2021, was as follows:
Country	% of Long-Term Investments
China	38.8
Denmark	1.9
France	2.5
Germany	5.1
Hong Kong	6.2
India	18.4
Italy	2.0
Macau	6.5
Mexico	3.5
Peru	2.2
South Korea	2.7
United States	10.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$12,031,115	$967,563	$11,314,071	$12,281,634
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	02/04/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.